Accounts receivable, net - Schedule of Accounts receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Nonrelated Party
Related party balances and transactions
Accounts receivable	$ 15,345	$ 30,527
Less: Allowance for doubtful accounts	(539)	(470)
Accounts receivable	14,806	30,057	[1]
Related Party
Related party balances and transactions
Accounts receivable	186,705	190,327
Less: Allowance for doubtful accounts	(1,169)	(2,997)
Accounts receivable	$ 185,536	$ 187,330	[1]

[1]	Restated (refer to Note 2(c))